Subsequent Events (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		2 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014
Subsequent Event [Line Items]
Partners Capital Account Contributions	$ 1,785,184	$ 4,951,774	$ 5,818,965	$ 11,885,064
Partners Capital Account Redemptions	(9,017,287)	(16,836,769)	(21,785,777)	(16,682,729)
Subsequent Event
Subsequent Event [Line Items]
Partners Capital Account Contributions					404,882
Partners Capital Account Redemptions					$ 2,236,290